S000050614 [Member] Investment Objectives and Goals - Northern Trust US Quality Large Cap ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust US Quality Large Cap ETF (formerly, FlexShares® US Quality Large Cap Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Large Cap IndexSM (the “Underlying Index”).